Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grants of Certain Equity Awards
We grant stock options and other equity-based awards to executives and employees as part of our compensation program. Annual equity awards are granted from time to time at the sole discretion of the Compensation Committee to eligible full-time and part-time officers and other employees, non-employee directors and consultants of Precipio. Grants are typically issued on the first trading day of the month following approval of such awards. To the extent applicable, awards to new hires or in connection with a promotion are generally made on the first trading day of the quarter following the approval of the award.
It is the policy of the Board and the Compensation Committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
During 2024, we did not grant stock options to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, 10-Q or 8-K that discloses material nonpublic information.

Award Timing Method
We grant stock options and other equity-based awards to executives and employees as part of our compensation program. Annual equity awards are granted from time to time at the sole discretion of the Compensation Committee to eligible full-time and part-time officers and other employees, non-employee directors and consultants of Precipio. Grants are typically issued on the first trading day of the month following approval of such awards. To the extent applicable, awards to new hires or in connection with a promotion are generally made on the first trading day of the quarter following the approval of the award.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
It is the policy of the Board and the Compensation Committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false